SECURITIES EXCHANGE AGREEMENTS (Details Narrative)	1 Months Ended
Aug. 31, 2022 shares
Number of Shares of Common Stock Exchanged to be cancelled	123,472,996
Series A Preferred Stock [Member]
Shares issue	42,000
Number of Shares of Common Stock Exchange	123,472,996